Income Taxes	6 Months Ended
Jun. 30, 2018
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 – INCOME TAXES

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Fuling Global and Total Faith are both offshore holding companies and are not subject to tax on income or capital gains under the laws of the Cayman Islands and British Virgin Islands, respectively.

Taizhou Fuling and Great Plastics are incorporated in the PRC and are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the Corporate Income Tax Law of the People’s Republic of China, corporate income tax rate applicable to all companies, including both domestic and foreign-invested companies, is 25%. Taizhou Fuling was recognized as a High-technology Company by Chinese government and subject to a favorable income tax rate of 15% from year 2012 to 2018. $92,609 and $408,782 income tax expenses were exempted for the six months ended June 30, 2018 and 2017, respectively. Per share effect of the tax exemption was $0.01 and $0.03 for the six months ended June 30, 2018 and 2017, respectively.

Domo, Fuling USA and Direct Link are incorporated in the United States and subject to the U.S. federal and state income tax.

The following table summarizes income (loss) before income taxes and non-controlling interest allocation:

	For the six months ended
	June 30, 2018	June 30, 2017
United States	$40,821	$(391,703)
Foreign	414,745	3,977,983
Total	$455,566	$3,586,280

Significant components of the income tax provision were as follows:

	For the six months ended
Current tax provision	June 30, 2018	June 30, 2017
United States	$8,256	$46,584
Foreign	63,387	596,216
Total	$71,643	$642,800

The deferred tax expense (benefit) is the change of deferred tax assets and deferred tax liabilities resulting from the temporary difference between tax and U.S. GAAP. Our operations in the U.S. have incurred a cumulative net operating loss of approximately $3,435,000 and $3,468,000, respectively, as of June 30, 2018 and December 31, 2017. This carry-forward will expire if is not utilized by 2036. The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized.

For the six months ended June 30, 2018 and 2017, management believes that the realization of the benefit arising from the losses of certain U.S. subsidiaries appears to be uncertain and may not be realizable in the near future. Therefore, 100% valuation allowances of $608,067 and $805,505 have been provided against the deferred tax assets of these subsidiaries, respectively.

The following table reconciles the statutory rates to the Company’s effective tax rate:

	For the six months ended
	June 30, 2018	June 30, 2017
U.S. Statutory rates	21.0%	34.0%
Foreign income not recognized in the U.S.	(10.6)	(33.7)
Foreign income tax rate	25.0	25.0
Effect of favorable income tax rate in certain entity in PRC	(20.3)	(11.6)
R&D tax credit (1)	(0.0)	(1.1)
Change in valuation allowance	0.6	5.0
Non-taxable permanent difference (2)	0.0	0.3
Effective tax rate	15.7%	17.9%

(1)	According to PRC tax regulation, 150% of current year R&D expense approved by local tax authority could be deducted from taxable income.

(2)	It represents expenses incurred by the Company that were not deductible for PRC income tax and income (loss) generated in countries with no income tax obligations.